UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kip Allardt
Title:    Chief Operating Officer
Phone:    (203) 838-3188

Signature, Place and Date of Signing:


/s/ Kip Allardt             South Norwalk, Connecticut      November 25, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $1,011,316

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number    Name

1.        028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2009
COLUMN 1                           COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
AMERICREDIT CORP               COM              03060R101    8,393     619,425 SH        SOLE        NONE        619,425
APPLE INC                      COM              037833100   89,415     627,782 SH        SOLE        NONE        627,782
BANCOLOMBIA S A                SPON ADR PREF    05968L102   15,671     513,800 SH        SOLE        NONE        513,800
BANK OF AMERICA CORPORATION    COM              060505104   27,122   2,054,693 SH        SOLE        NONE      2,054,693
BLOCKBUSTER INC                CL A             093679108       85     129,400 SH        SOLE        NONE        129,400
CHANGYOU COM LTD               ADS REP CL A     15911M107    1,915      49,900 SH        SOLE        NONE         49,900
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR    16945R104    3,830     287,100 SH        SOLE        NONE        287,100
CNX GAS CORP                   COM              12618H309      833      31,700 SH        SOLE        NONE         31,700
CORE LABORATORIES N V          COM              N22717107   12,253     140,599 SH        SOLE        NONE        140,599
CREDICORP LTD                  COM              G2519Y108  100,840   1,732,650 SH        SOLE        NONE      1,732,650
DOW CHEM CO                    COM              260543103    4,648     288,000 SH        SOLE        NONE        288,000
EQT CORP                       COM              26884L109    1,843      52,800 SH        SOLE        NONE         52,800
GOLDMAN SACHS GROUP INC        COM              38141G104   58,873     399,300 SH        SOLE        NONE        399,300
GOOGLE INC                     CL A             38259P508   57,884     137,300 SH        SOLE        NONE        137,300
ISHARES TR                     FTSE XNHUA IDX   464287184   53,871   1,404,000 SH        SOLE        NONE      1,404,000
ISHARES TR                     MSCI EMERG MKT   464287234  260,148   8,071,613 SH        SOLE        NONE      8,071,613
LENDER PROCESSING SVCS INC     COM              52602E102   42,247   1,521,300 SH        SOLE        NONE      1,521,300
LIHIR GOLD LTD                 SPONSORED ADR    532349107    8,466     362,900 SH        SOLE        NONE        362,900
MARKET VECTORS ETF TR          INDONESIA ETF    57060U753      439      10,000 SH        SOLE        NONE         10,000
MARSHALL & ILSLEY CORP NEW     COM              571837103    1,382     288,000 SH        SOLE        NONE        288,000
MATRIXX INITIATIVES INC        COM              57685L105      279      50,000 SH        SOLE        NONE         50,000
MELCO CROWN ENTMT LTD          ADR              585464100    3,519     781,900 SH        SOLE        NONE        781,900
MGIC INVT CORP WIS             COM              552848103    3,740     850,000 SH        SOLE        NONE        850,000
MORGAN STANLEY                 COM NEW          617446448   33,015   1,158,000 SH        SOLE        NONE      1,158,000
NATIONAL OILWELL VARCO INC     COM              637071101   14,410     441,200 SH        SOLE        NONE        441,200
NII HLDGS INC                  CL B NEW         62913F201   22,874   1,199,500 SH        SOLE        NONE      1,199,500
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   37,857   3,216,400 SH        SOLE        NONE      3,216,400
POSCO                          SPONSORED ADR    693483109    3,637      44,000 SH        SOLE        NONE         44,000
QUICKSILVER RESOURCES INC      COM              74837R104    1,382     148,800 SH        SOLE        NONE        148,800
RANGE RES CORP                 COM              75281A109    4,211     101,700 SH        SOLE        NONE        101,700
RESEARCH IN MOTION LTD         COM              760975102   64,208     903,200 SH        SOLE        NONE        903,200
SCOTTS MIRACLE GRO CO          CL A             810186106   14,674     418,650 SH        SOLE        NONE        418,650
SOUTHWESTERN ENERGY CO         COM              845467109    4,103     105,600 SH        SOLE        NONE        105,600
TELECOM ARGENTINA S A          SPON ADR REP B   879273209    7,254     565,400 SH        SOLE        NONE        565,400
TRANSOCEAN LTD                 REG SHS          H8817H100   32,851     442,200 SH        SOLE        NONE        442,200
WEATHERFORD INTERNATIONAL LT   REG              H27013103   13,144     672,000 SH        SOLE        NONE        672,000

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